Note 13 - Loans and receivables - Reclassified to Loans and Receivables from "Available-for-sale" financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
BBVA, S.A. [Member]
Debt securities reclassified to loans and receivables from available for sale financial assets
Carrying Amount reclassified to "loans and receivables" from Available for Sale	€ 715	€ 844
Fair Value reclassified to "loans and receivables" from Available for Sale	735	863
BBVA, S.A. [Member] | Reclasification Date [Member]
Debt securities reclassified to loans and receivables from available for sale financial assets
Carrying Amount reclassified to "loans and receivables" from Available for Sale	862
Fair Value reclassified to "loans and receivables" from Available for Sale	862
Subtotal [Member]
Debt securities reclassified to loans and receivables from available for sale financial assets
Carrying Amount reclassified to "loans and receivables" from Available for Sale	715	844
Fair Value reclassified to "loans and receivables" from Available for Sale	735	€ 863
Subtotal [Member] | Reclasification Date [Member]
Debt securities reclassified to loans and receivables from available for sale financial assets
Carrying Amount reclassified to "loans and receivables" from Available for Sale	862
Fair Value reclassified to "loans and receivables" from Available for Sale	€ 862